Schedule of Unaudited Quarterly Condensed Consolidated Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Net interest and fee income	$ 1,606	$ 1,464	$ 1,509	$ 1,451	$ 1,407	$ 1,424	$ 1,242	$ 1,041	$ 6,030	$ 5,114
Credit loss provision	443	131	43	120	451	271	134	74
Net interest income after credit loss provision	1,163	1,333	1,466	1,331	956	1,153	1,108	967
Gain on sale of foreclosed assets			8				101		8	101
Gain on the sale of real estate assets			10						10
Dividend or other income	24	16	19	21	90	31	25	70
SG&A expense	662	591	617	826	672	603	713	695	2,696	2,683
Depreciation and amortization	20	21	20	20	20	12	12	12
Loss on sale of foreclosed assets				34					34
Impairment (gain) loss on foreclosed assets	9		(9)	2	(33)	35
Net income	$ 496	$ 737	$ 875	$ 470	$ 387	$ 534	$ 509	$ 330	$ 2,578	$ 1,760